Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Amount due from Beijing Biztour	3,713,166	1,960,403
VAT-input deductible	2,675,486	1,893,650
Income tax refundable	—	2,800,622
Advances to employees	13,919	1,605,908
Other current assets	1,433,521	8,229,786
Total prepaid expenses and other current assets	7,836,092	16,490,369